CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 483,300,000	$ 153,145,000
Accounts receivable, net of allowance for doubtful accounts of $2.6 and $1.9, including $0.9 and $0.6 due from affiliates at June 30, 2013 and December 31, 2012, respectively	273,000,000	204,508,000
Inventories	556,300,000	499,462,000
Prepaid expenses and other current assets, including $1.3 and $0.9 due from affiliates at June 30, 2013 and December 31, 2012, respectively	96,900,000	26,990,000
Insurance receivable		1,260,000
Total current assets	1,409,500,000	885,365,000
Property, plant, and equipment, net of accumulated depreciation	1,368,400,000	1,351,591,000
Deferred financing costs, net	10,900,000	14,439,000
Insurance receivable	4,000,000	4,042,000
Other long-term assets, including $0.2 and $0.4 due from affiliates at June 30, 2013 and December 31, 2012, respectively	7,400,000	3,078,000
Total assets	2,800,200,000	2,258,515,000
Current liabilities:
Note payable and capital lease obligations	1,200,000	1,091,000
Accounts payable, including $11.0 and $0.4 due to affiliates at June 30, 2013 and December 31, 2012, respectively	329,700,000	364,732,000
Personnel accruals	8,100,000	13,966,000
Accrued taxes other than income taxes	27,100,000	29,527,000
Accrued expenses and other current liabilities, including $0.2 due to affiliates at June 30, 2013 and December 31, 2012	94,400,000	93,435,000
Total current liabilities	460,500,000	502,751,000
Long-term liabilities:
Long-term debt and capital lease obligations, net of current portion	550,600,000	772,078,000
Accrued environmental liabilities, net of current portion	1,400,000	1,597,000
Other long-term liabilities, including $1.2 and $1.3 due to affiliates at June 30, 2013 and December 31, 2012, respectively	1,300,000	1,323,000
Total long-term liabilities	553,300,000	774,998,000
Commitments and contingencies
Partners' capital:
Common unitholders, 147,600,000 units issued and outstanding at June 30, 2013	1,786,400,000
Limited partner interest		980,800,000
Total partners' capital	1,786,400,000	980,766,000
Total liabilities and partners' capital	$ 2,800,200,000	$ 2,258,515,000